Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,480,000
Previously Paid Amount	0
Total Fee Amount	7,799.89
Total Offset Amount
Net Fee	$ 7,799.89